Supplement dated November 1, 2024 to the Loomis Sayles Funds Prospectuses, dated

February 1, 2024 and May 1, 2024, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund

Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund

Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund

Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Institutional High Income Fund

Effective immediately, the following disclosure under the sub-section “How to Purchase Shares” in the section “general information” within each Fund’s Prospectus is hereby amended and restated as follows:

Overnight Mail

Loomis Sayles Funds

801 Pennsylvania Ave

Suite 219594

Kansas City, MO 64105-1307

Supplement dated November 1, 2024 to the Natixis Funds Prospectuses, dated February 1, 2024, April 1, 2024, May 1, 2024 and June 1, 2024, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Natixis Oakmark Fund

Gateway Equity Call Premium Fund	Natixis Oakmark International Fund

Gateway Fund	Natixis Target Retirement 2015 Fund®

Loomis Sayles Core Plus Bond Fund	Natixis Target Retirement 2020 Fund®

Loomis Sayles Global Allocation Fund	Natixis Target Retirement 2025 Fund®

Loomis Sayles Global Growth Fund	Natixis Target Retirement 2030 Fund®

Loomis Sayles Growth Fund	Natixis Target Retirement 2035 Fund®

Loomis Sayles High Income Fund	Natixis Target Retirement 2040 Fund®

Loomis Sayles Intermediate Duration Bond Fund	Natixis Target Retirement 2045 Fund®

Loomis Sayles International Growth Fund	Natixis Target Retirement 2050 Fund®

Loomis Sayles Investment Grade Bond Fund	Natixis Target Retirement 2055 Fund®

Loomis Sayles Limited Term Government and Agency Fund	Natixis Target Retirement 2060 Fund®

Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis Target Retirement 2065 Fund®

Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund

Loomis Sayles Strategic Income Fund	Vaughan Nelson Mid Cap Fund

Mirova Global Green Bond Fund	Vaughan Nelson Select Fund

Mirova Global Sustainable Equity Fund	Vaughan Nelson Small Cap Value Fund

Mirova International Sustainable Equity Fund

Effective immediately, the following disclosure under the sub-section “How to Purchase Shares” in the section “Fund Services” within each Fund’s Prospectus is hereby amended and restated as follows:

Overnight Mail

Natixis Funds

801 Pennsylvania Ave

Suite 219579

Kansas City, MO 64105-1307